Secured Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of secured notes payable [Abstract]
Disclosure of detailed information about secured notes
As at December 31, 2019, the Company has an obligation for US$299.9 million or $389.3 million Canadian dollar equivalent from the secured notes payable (2018 - US$309.9 million or $422.3 million).

	December 31, 2019	December 31, 2018

Total outstanding secured notes payable	$389,262	$422,262

Less: unamortized deferred transaction costs and issuance discount	10,393	14,118

Total secured notes payable	$378,869	$408,144